Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information About Property, Plant and Equipment
We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	25 years
Building/leasehold improvements	Up to 25 years or term of lease
Machinery and equipment	3 to 10 years
Property, plant and equipment are comprised of the following:

	2016
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$22.9	$12.0	$10.9
Buildings including improvements	322.0	181.9	140.1
Machinery and equipment	718.7	567.0	151.7
	$1,063.6	$760.9	$302.7

	2017
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$23.1	$12.0	$11.1
Buildings including improvements	344.0	202.4	141.6
Machinery and equipment	745.5	574.3	171.2
	$1,112.6	$788.7	$323.9

The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2016	$10.7	$141.7	$162.2	$314.6
Additions	—	21.5	55.7	77.2
Acquisitions through business combinations (note 3)	—	—	1.1	1.1
Depreciation	—	(19.9)	(46.3)	(66.2)
Write down of assets and other disposals (i)	—	(3.4)	(20.3)	(23.7)
Foreign exchange and other	0.2	0.2	(0.7)	(0.3)
Balance — December 31, 2016 (ii)	10.9	140.1	151.7	302.7
Additions	—	22.8	72.1	94.9
Depreciation	—	(21.3)	(46.3)	(67.6)
Write down of assets and other disposals (i)	—	(0.2)	(5.3)	(5.5)
Foreign exchange and other	0.2	0.2	(1.0)	(0.6)
Balance — December 31, 2017 (ii)	$11.1	$141.6	$171.2	$323.9

(i)
Includes $4.8 of solar panel manufacturing equipment that we reclassified as assets held for sale during 2017. See note 7. In 2016, we recorded impairment losses of $21.2 primarily to write-down solar panel manufacturing equipment. See note 16(a).

(ii)
The net book value of property, plant and equipment at December 31, 2017 included $7.3 (December 31, 2016 — $8.2) of assets under finance leases. See note 24 for the future minimum lease payments under these finance leases.

Disclosure of Detailed Information About Intangible Assets
We amortize these assets on a straight-line basis over their estimated useful lives as follows:

Intellectual property	3 to 5 years
Other intangible assets	4 to 10 years
Computer software assets	1 to 10 years

Recently Issued Accounting Pronouncements
We currently estimate the following impacts under the new standard:

	January 1	December 31	Year ended
	2016	2016	December 31, 2016
	Increase (decrease)
Accounts receivable/Contract asset	$197	$227	$—
Inventories	(178)	(206)	—
Deferred taxes	(2)	(2)	—
Deficit	(17)	(19)	—
Revenue	—	—	30
Cost of sales	—	—	28
Net earnings	—	—	2